Valuation and Qualifying Accounts (Detail) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deferred Income Tax Valuation Allowance Balance at beginning of period	$ 1,626	$ 977	$ 435
Additions to deferred income tax expense	1,202	762	723
Reduction of deferred income tax expense	(104)	(103)	(149)
Valuation release to equity		(10)	(32)
Deferred Income Tax Valuation Allowance Balance at end of period	$ 2,724	$ 1,626	$ 977